SCHEDULE OF BALANCES OF CONTRACT ASSETS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Unbilled Receivables Contract Assets And Deferred Revenue
Balance at beginning of the year	$ 334,509	$ 2,609,173	$ 1,964,662
Additions	202,289	1,577,855	2,609,173
Less: progress billings recognised as revenue	(334,509)	(2,609,173)	(1,964,662)
Balance at end of year	$ 202,289	$ 1,577,855	$ 2,609,173